Accumulated Other Comprehensive Earnings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Accumulated Comprehensive Earnings (Loss)

The after-tax components of our accumulated other comprehensive loss consist of the following:

	Pension Liability	Foreign Currency Translation	Fair Value of Derivative Investments	Accumulated Comprehensive Loss
Balance as of December 31, 2012	$(52.4)	$20.5	$(0.9)	$(32.8)
Net change in period	1.1	(23.1)	(0.2)	(22.2)

Balance as of March 31, 2013	$(51.3)	$(2.6)	$(1.1)	$(55.0)

The after-tax components of our accumulated comprehensive earnings (loss) consist of the following:

	Pension Liability	Foreign Currency Translation	Fair Value of Derivative Instruments	Accumulated Comprehensive Earnings (Loss)
Balance as of January 1, 2010	$(20.5)	$10.4	$1.1	$(9.0)
Net change in period	2.1	10.1	(1.0)	11.2

Balance as of December 31, 2010	$(18.4)	$20.5	$0.1	$2.2
Net change in period	(30.6)	(16.1)	(2.7)	(49.4)

Balance as of December 31, 2011	$(49.0)	$4.4	$(2.6)	$(47.2)
Net change in period	(3.4)	16.1	1.7	14.4

Balance as of December 31, 2012	$(52.4)	$20.5	$(0.9)	$(32.8)